Business combination -Final allocation of the purchase price (Details) - IC'Alps $ in Thousands	Aug. 04, 2025 USD ($)
Business combination
Cash and cash equivalents	$ 879
Current assets	3,182
Property, plant and equipment, net of accumulated depreciation	237
Intangible assets (pre-existing), net of accumulated amortization	3,526
Right-of-use assets	3,465
Other noncurrent assets	124
Identifiable intangible assets	17,665
Total assets acquired	29,078
Total current liabilities	(4,467)
Long-term liabilities (excluding deferred tax liabilities)	(11,806)
Deferred income tax liability	(4,416)
Total liabilities assumed	(20,689)
Net identifiable assets acquired	$ 8,389